Related party transactions - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 16, 2020	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Receivable from related party			$ 1,500
Payables to related parties				$ 135
Revenue		$ 1,461	21,652	11,759
Related party revenue		$ 100
Contingent transaction related party award	$ 5,300
Consulting And Corporate Development Services [Member]
Accrued expenses, related party			1,300	700
Entities Controlled by LS Power [Member] | Regulatory Credit Sales [Member] | CALIFORNIA
Revenue			$ 600	$ 1,300